Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [Abstract]
Trade and other receivables
	December 31,
	2021	2020
	US$’000	US$’000
Trade receivables	34,263	33,057
Accrued income and other debtors	12,201	8,423
VAT recoverable	7,444	1,705
Trade and other receivables	53,908	43,185